UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21509
                                  -----------------------------

                           Weldon Capital Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4747 W. 135th Street       Suite 100        Leawood, Kansas       66224
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  913-239-2300
                                                   ----------------------------

Date of fiscal year end:            03/31
                        ------------------------

Date of reporting period:  03/31/05
                         -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                          [LOGO OMITTED] WELDON FUNDS




                                 ANNUAL REPORT
                                 March 31, 2005



                                 WELDON
                                 EQUITY &
                                 INCOME FUND





















FUND ADVISOR:

WELDON CAPITAL
MANAGEMENT, LTD.
4747 W. 135TH STREET,
SUITE 100
LEAWOOD, KS 66224

1-800-506-9245

MANAGEMENT'S DISCUSSION & ANALYSIS

April 29, 2005

The end of the first quarter of 2005 concluded the first eleven months of the existence of the Weldon Equity & Income Fund resulting in a gain of 6.61% including reinvested dividends. This compares to the gain of 7.40% for the S&P 500, 6.82% for the Lipper Balanced Index and 2.06% for the Lehman Brothers Government/Corporate Bond Index.

During the first quarter of 2005 the market had a difficult time digesting the robust gains from the fourth quarter of 2004. While legislative continuity, subdued inflationary fears and strong profit growth catapulted the equity markets toward the 2004 finish line, rising interest rates, oil price acceleration and economic uncertainty have kept the financial markets in the starting blocks well after the gunshot start of a new year.

As in any race, the condition of the racing surface can significantly influence the performance of its participants, and the track around which the current market is revolving has not been a smooth one. There have been oil slicks - with the price of a barrel of crude rising from $42.12 on January 1 to $55.40 on March 31. There have been higher tolls - interest rates have risen from 2.25% to 2.75% on the Fed Funds Rate and from 4.22% to 4.48% on the 10-year Bond. And there has been inconsistency in the caliber of the race's commissioner (the extended imagery's equivalent of the economy).

At Weldon Capital, our perspective is long-term in identifying and purchasing securities that can make positive contributions to the performance of the Fund over many years. We are not unaware of the short-term influences of a dynamic underlying market environment and spend a great deal of time determining whether a current issue has enduring merit. However, we do our best not to overreact to incidents that typically affect only short-term performance.

Therefore, we have viewed the fitful financial markets of the first eleven months as an opportunity to bolster our equity positions and bolster our bond portfolio to address what we feel are sensible and largely overlooked areas within the current market.

There has been a great deal of debate regarding the rising price of oil and its debilitating impact on economic growth. Unquestionably, any automobile-owning American has felt the pain at the pump as gas gallon prices have risen considerably over the last several months (the average gallon of regular unleaded gasoline stood at $2.19 at the time of this publication). However, we are hard pressed to think that this will translate into slower economic and corporate profit growth over the long-term for two primary reasons:

The supply-demand imbalance will adjust by way of market forces as either demand expectations moderate and/or additional or alternative supply sources are uncovered and brought on line. Remember how steel prices soared last year due to the demand spike from emerging industrial economies such as China? It is interesting to now note that China is a net exporter of steel and the price has subsequently swooned. The efficiency of product markets tends to prevail over long periods of time curing temporary imbalances;

There has been an offsetting expenditure reduction on corporate balance sheets as efficiency and productivity gains have held labor costs in check resulting in at most a marginal increased total current liability due to higher energy costs. Given that the average corporate expense for labor is almost two and one half times greater than that for energy, the "doing more with less" initiative of business owners has provided a buffer against the profit-eroding effects of higher energy prices.

Along the same logic lines, our worry of significantly higher long-term interest rates and their presumed economic detriment is mitigated by the following primary reason:

Globalization and productivity will keep inflationary pressure subdued, allowing bond yields to remain below historic levels for long periods of time. Together, globalization and productivity allow capital and labor to seek out the most efficient and cost effective source, causing prices and interest rates (inflation) to be relatively unpronounced and for competition to flourish. Low interest rates allow companies to borrow on attractive terms and require that they reinvest profitably back into their operations to generate higher profits.

So throughout the first eleven months, our focus has not been on adding performance through purchasing or selling more of what may capitalize on short-term trends, but on focusing on longer-term opportunities that complement our balanced approach to the financial markets, especially those securities that may have yielded more attractive entry points due to the perception of the perpetuation of a short-term tendency.

The Fund received notable positive contributions this year (>20%) from Altria Group, Anadarko Petroleum, Black & Decker Corp, CR Bard Inc, CVS Corp, Exxon Mobil, Graco, Moody's Corp, Limited Brands, Lowes Corp-Carolina Group and Oneok Inc., while Luecadia National, Cardinal Health, Merck & Co & Decker Corp, and
Paychex declined more than 20%. The Fund also invested in several exchange-traded funds, designed to provide investors with broad access to certain market sectors in a single security.

The fixed income portfolio of the Fund continues to be comprised of corporate, Treasury and US Government agency bonds and notes. The duration of the Fund's fixed income portfolio remains extremely short, consistent with the belief that a rise in short-term interest rates is imminent. At the close of the year, the duration of the Fund's fixed income portfolio was approximately 2.1 years and the average credit rating of the components was AA.

The challenges to the current markets are significant, but the opportunities abound. At this point, the Fund has the highest percentage of assets allocated to the stock market since its inception (63%) and will continue to adjust higher as our comfort level with the market increases.

Thank you for your continued trust and confidence in the Weldon Equity & Income Fund.


Yours in Investing,

/s/ Douglas G. Ciocca

Douglas G. Ciocca
President
Weldon Capital Funds, Inc.




The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (800) 506-9245. Please read it carefully before investing.

The opinions expressed are those of Weldon Capital Funds, Inc. and are current only through April 29, 2005. These views are subject to change at any time based on market and other conditions, and no forecast can be guaranteed.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

INVESTMENT RESULTS


-----------------------------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                (FOR THE PERIOD ENDED MARCH 31, 2005)

                                                                               SINCE COMMENCEMENT
                                                                               OF FUND OPERATIONS
                                            THREE MONTH     SIX MONTH            (MAY 3, 2004)
                                           ------------   --------------    -------------------------
Weldon Equity & Income Fund*                 -1.48%           4.32%                  6.61%

Weldon Equity & Income Fund
  (after deduction of redemption fee)*       -2.47%           4.32%                  6.61%

S & P 500 Index**                            -2.15%           6.88%                  7.40%

Lehman Brothers Intermediate
  Government/Corportate Bond Index**         -1.11%          -0.12%                  2.06%

Lipper Balanced Fund Index**                 -1.28%           5.03%                  6.82%

-----------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 506-9245.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index, Lehman Brothers Intermediate Government/Corporate Bond Index and Lipper Balanced Fund Index are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, Inc.


COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE WELDON EQUITY & INCOME FUND,
    THE S&P 500 INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                 BOND INDEX AND THE LIPPER BALANCED FUND INDEX

                                [GRAPH OMITTED]

                          Weldon           S&P 500       Lehman Brothers        Lipper Balanced
                        Equity             Index         Intermediate           Fund Index
                        & Income                         Government/Corporate
                        Fund                             Bond Index
         5/3/2004       10,000.00         10,000.00        10,000.00              10,000.00
        5/31/2004       10,080.00         10,044.49         9,968.00               9,995.00
        6/30/2004       10,180.00         10,239.77         9,992.92              10,150.92
        7/31/2004       10,030.00          9,900.42        10,064.87               9,960.08
        8/31/2004       10,160.00          9,940.19        10,213.83              10,020.84
        9/30/2004       10,220.00         10,047.77        10,217.91              10,170.15
       10/31/2004       10,320.00         10,201.27        10,280.24              10,279.99
       11/30/2004       10,580.00         10,613.89        10,212.39              10,556.52
       12/31/2004       10,822.04         10,974.96        10,320.65              10,820.43
        1/31/2005       10,641.34         10,707.45        10,392.89              10,680.85
        2/28/2005       10,791.92         10,932.66        10,277.53              10,831.45
        3/31/2005       10,661.42         10,740.21        10,205.59              10,681.98


The chart above assumes an initial investment of $10,000 made on May 3, 2004 (commencement of Fund operations) and held through March 31, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Performance data current to the most recent month end may be obtained by calling (800) 506-9245.

FUND HOLDINGS - (UNAUDITED)
-------------

          WELDON EQUITY & INCOME FUND HOLDINGS AS OF MARCH 31, 2005 1

                                [GRAPH OMITTED]

LARGE AND MID-CAP COMPANIES 2        55.21%
OTHER COMPANIES 3                     2.52%
BONDS                                34.46%
MONEY MARKET SECURITIES               2.99%
OTHER SECURITIES 4                    5.47%
LIABILITIES LESS OTHER ASSETS        (0.65)%


1    As a percentage of net assets.
2    U.S. companies with market capitalizations of $2 billion or more.
3    U.S. companies with market capitalizations below $2 billion.
4    Includes preferred stocks and exchange-traded mutual funds (ETFs).

Weldon Equity & Income Fund (the "Fund") normally invests approximately 50% to 70% of its assets in common stocks, primarily those of medium and large capitalization U.S. companies (e.g. market capitalizations of $2 billion or more). The Fund normally invests approximately 30% to 50% of its assets in convertible securities and bonds.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at
www.sec.gov.  The  Fund's  Form N-Qs may be  reviewed  and  copied at the Public
-----------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (i) redemption fees on short-term redemptions, and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (October 1, 2004) and held for the entire period (through March 31, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison
-----------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
    WELDON EQUITY & INCOME FUND            VALUE                    VALUE                  PERIOD* ENDED
                                      October 1, 2004          March 31, 2005             March 31, 2005
  --------------------------------- --------------------- -------------------------- --------------------------
  Actual                                 $1,000.00                $1,043.20                    $8.89
  (4.32% return)
  --------------------------------- --------------------- -------------------------- --------------------------
  Hypothetical                           $1,000.00                $1,016.23                    $8.77
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio for the Fund was 1.75%.

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

COMMON STOCKS - 57.73%                                                         SHARES            VALUE
                                                                             -----------     --------------

APPLIANCES - 0.44%
Maytag Corp.                                                                   8,000         $     111,760
                                                                                             --------------

APPLICATIONS SOFTWARE - 1.34%
Microsoft Corp.                                                               14,000               338,380
                                                                                             --------------

BEVERAGES - NON-ALCOHOLIC - 1.07%
The Coca-Cola Co.                                                              6,500               270,855
                                                                                             --------------

BREWERY - 1.22%
Anheuser-Busch Companies, Inc.                                                 6,500               308,035
                                                                                             --------------

BUILDING - MAINTENANCE & SERVICE - 0.70%
Rollins Inc.                                                                   9,600               178,560
                                                                                             --------------

CHEMICALS - SPECIALTY - 0.85%
Sensient Technologies Corp.                                                   10,000               215,600
                                                                                             --------------

COMMERCIAL BANKS - CENTRAL U.S. - 0.64%
TCF Financial Corp.                                                            6,000               162,900
                                                                                             --------------

COMMERCIAL SERVICES - FINANCE - 2.74%
H & R Block Inc.                                                               6,500               328,770
Moody's Corp.                                                                  4,500               363,870
                                                                                             --------------
                                                                                                   692,640
                                                                                             --------------

COMPUTERS - 1.26%
International Business Machines Corp.                                          3,500               319,830
                                                                                             --------------

COMPUTER SERVICES - 1.51%
Electronic Data Systems Corp.                                                 18,500               382,395
                                                                                             --------------

COMPUTERS - INTEGRATED SYSTEMS - 1.52%
Diebold Inc.                                                                   7,000               383,950
                                                                                             --------------

CONSUMER PRODUCTS - MISCELLANEOUS - 1.34%
Fortune Brands Inc.                                                            4,200               338,646
                                                                                             --------------

COSMETICS & TOILETRIES - 1.51%
Procter & Gamble Co.                                                           7,200               381,600
                                                                                             --------------

DATA PROCESSING/MANAGEMENT - 1.86%
First Data Corp.                                                              12,000               471,720
                                                                                             --------------

DISPOSABLE MEDICAL PRODUCTS - 1.86%
C. R. Bard Inc.                                                                6,900               469,752
                                                                                             --------------

DIVERSIFIED OPERATIONS - 0.54%
Leucadia National Corp.                                                        4,000               137,400
                                                                                             --------------

ELECTRONIC MEASUREMENT INSTRUMENTS - 0.37%
Garmin Ltd.                                                                    2,000                92,640
                                                                                             --------------

FINANCE - INVESTMENT BANKERS/BROKERS - 1.42%
Citigroup Inc.                                                                 8,000               359,520
                                                                                             --------------

FOOD - WHOLESALE/DISTRIBUTION - 1.51%
Sysco Corp.                                                                   10,700               383,060
                                                                                             --------------

FORESTRY - 1.27%
Plum Creek Timber Co.                                                          9,000               321,300
                                                                                             --------------

GAS - DISTRIBUTION - 3.00%
Keyspan Corp.                                                                  9,200               358,524
ONEOK, Inc.                                                                   13,000               400,660
                                                                                             --------------
                                                                                                   759,184
                                                                                             --------------

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005

COMMON STOCKS - 57.73% - CONTINUED                                             SHARES            VALUE
                                                                             -----------     --------------

HOSPITAL BEDS/EQUIPMENT - 0.88%
Hillenbrand Industries Inc.                                                    4,000         $     221,880
                                                                                             --------------

INSURANCE BROKERS - 0.90%
Marsh & McLennan Companies, Inc.                                               7,500               228,150
                                                                                             --------------

INTERNET SECURITY - 0.63%
Symantec Corp. (a)                                                             7,500               159,975
                                                                                             --------------

INVESTMENT MANAGEMENT/ADVISORY SERVICES - 0.83%
Janus Capital Group Inc.                                                      15,000               209,250
                                                                                             --------------

MACHINERY - PUMPS - 1.86%
Graco Inc.                                                                    11,700               472,212
                                                                                             --------------

MEDICAL - DRUGS - 1.46%
Abbott Laboratories                                                            7,950               370,629
                                                                                             --------------

MEDICAL - GENERIC DRUGS - 1.22%
Mylan Laboratories                                                            17,400               308,328
                                                                                             --------------

MEDICAL INSTRUMENTS - 1.63%
Beckman Coulter Inc.                                                           6,200               411,990
                                                                                             --------------

MEDICAL PRODUCTS - 2.81%
Baxter International Inc.                                                      9,700               329,606
Johnson & Johnson                                                              5,700               382,812
                                                                                             --------------
                                                                                                   712,418
                                                                                             --------------

MULTI-LINE INSURANCE - 0.75%
Allstate Corp.                                                                 3,500               189,210
                                                                                             --------------

OIL COMPANIES - EXPLORATION & PRODUCTION - 1.58%
Anadarko Petroleum Corp.                                                       5,250               399,525
                                                                                             --------------

OIL COMPANIES - INTEGRATED - 2.54%
Chevrontexaco Corp.                                                            4,700               274,057
Exxon Mobil Corp.                                                              6,200               369,520
                                                                                             --------------
                                                                                                   643,577
                                                                                             --------------

REINSURANCE - 1.24%
Berkshire Hathaway Inc. - Class B (a)                                            110               314,160
                                                                                             --------------

REITS - APARTMENTS - 0.52%
GMH Communities                                                               11,200               131,152
                                                                                             --------------

RETAIL - DRUG STORE - 1.48%
CVS Corp.                                                                      7,100               373,602
                                                                                             --------------

SEMICONDUCTORS - INTEGRATED CIRCUITS - 0.85%
Maxim Integrated Products, Inc.                                                5,250               214,567
                                                                                             --------------

S&L/THRIFTS - WESTERN U.S. - 1.60%
Washington Mutual Inc.                                                        10,250               404,875
                                                                                             --------------

SUPER-REGIONAL BANKS - U.S.  - 1.36%
US Bancorp                                                                    11,950               344,399
                                                                                             --------------

TELEPHONE - INTEGRATED  - 1.25%
Alltel Corp.                                                                   5,750               315,388
                                                                                             --------------

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005

COMMON STOCKS - 57.73% - CONTINUED                                             SHARES            VALUE
                                                                             -----------     --------------

TOBACCO  - 2.79%
Altria Group Inc.                                                              6,750         $     441,382
Loews Corp. - Carolina Group                                                   8,000               264,800
                                                                                             --------------
                                                                                                   706,182
                                                                                             --------------

TOOLS - HAND HELD - 1.58%
Black & Decker Corp.                                                           5,050               398,900
                                                                                             --------------

TOTAL COMMON STOCKS (COST $13,311,106)                                                          14,610,096
                                                                                             --------------

FIXED INCOME SECURITIES - 34.46%
                                                                             PRINCIPAL
CORPORATE BONDS - 19.47%                                                       AMOUNT
                                                                             -----------

AK Steel Corp., 7.875%, 02/15/2009                                            $ 100,000             98,500
American Express Co., 3.750%, 11/20/2007                                        100,000             98,532
Banc One Corp., 7.600%, 05/01/2007                                              150,000            159,850
Bank of America Corp., 5.950%, 02/15/2006                                       100,000            101,020
Berkshire Hathaway Financial Corp., 3.375%, 10/15/2008                          100,000             96,735
Berkshire Hathaway Financial Corp., 4.200%, 12/15/2010                          150,000            145,853
Block Financial Corp., 5.125%, 10/30/2014                                       100,000             96,340
Caterpillar Financial Services Corp., 4.350%, 3/4/2009                          200,000            197,603
Chubb Corp., 6.150%, 08/15/2005                                                 150,000            151,263
Diageo Capital PLC, 3.500%, 11/19/2007                                          200,000            196,465
Dow Chemical, 5.750%, 12/15/2008                                                100,000            103,955
Duke Capital LLC, 6.250%, 07/15/2005                                            100,000            100,759
Ford Motor Credit Co., 7.375%, 10/28/2009                                       100,000            100,533
Ford Motor Credit Co., 7.750%, 02/15/2007                                       100,000            103,588
General Electric Capital Corp., 2.625%, 08/15/2006                              150,000            147,324
General Electric Capital Corp., 2.800%, 01/15/2007                              100,000             97,797
General Electric Capital Corp., 5.875%, 02/15/2012                              100,000            105,719
General Electric Capital Corp., 6.500%, 11/01/2006                              100,000            103,837
GMAC, 3.600%, 06/15/2006                                                        100,000             96,954
GMAC, 4.500%, 07/15/2006                                                        200,000            195,156
GMAC, 5.250%, 05/16/2005                                                        150,000            150,467
GMAC, 6.750%, 01/15/2006                                                        100,000            100,715
Gillette Company, 4.125%, 08/30/2007                                            100,000             99,761
Goodyear Tire & Rubber, 8.500%, 03/15/2007                                      100,000            103,500
GTE Hawaiian Telephone, 7.375%, 09/01/2006                                      200,000            208,165
Household Finance Corp., 2.750%, 07/15/2006                                     100,000             98,262
International Lease Finance Corp., 4.000%, 01/17/2006                           150,000            150,136
J. C. Penney Co. Inc., 6.500%, 12/15/2007                                       100,000            102,000
Kraft Foods, Inc., 4.125%, 11/12/2009                                           100,000             97,459
Lyondell Chemical Co., 9.625%, 05/01/2007                                       100,000            107,750
McCormick & Company Inc., 6.400%, 02/01/2006                                    100,000            102,534
Providian Corp., 6.670%, 03/07/2006                                             150,000            153,351
Rollins Truck Leasing, 6.750%, 04/05/2006                                       150,000            154,503
Southern California Gas Co., 4.800%, 10/01/2012                                 100,000             99,869
Suntrust Banks Inc., 5.050%, 07/01/2007                                         100,000            101,706
Toyota Motor Credit Corp., 5.650%, 01/15/2007                                   200,000            205,300
Wal-Mart Stores, 4.375%, 07/12/2007                                             100,000            100,678
Walt Disney Company, 5.500%, 12/29/2006                                         100,000            102,004
Wells Fargo Company, 3.120%, 08/15/2008                                         200,000            191,767
                                                                                             --------------

TOTAL CORPORATE BONDS (COST $4,995,956)                                                          4,927,710
                                                                                             --------------

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005

                                                                             PRINCIPAL
FIXED INCOME SECURITIES - 34.46% - CONTINUED                                   AMOUNT            VALUE
                                                                             -----------     --------------

U. S. GOVERNMENT AGENCY & TREASURY OBLIGATIONS - 14.99%

FEDERAL FARM CREDIT BANK - 2.35%
1.650%, 10/19/2005                                                            $ 100,000      $      99,057
1.800%, 10/24/2005                                                              200,000            198,228
2.125%, 08/15/2005                                                              150,000            149,510
3.375%, 09/24/2007                                                              150,000            147,339
                                                                                             --------------
                                                                                                   594,134
                                                                                             --------------

FEDERAL HOME LOAN BANK - 3.14%
0.000%, 08/08/2005                                                              100,000             98,919
1.820%, 12/30/2005                                                              100,000             98,735
3.000%, 10/12/2007                                                              100,000             97,447
3.250%, 08/15/2005                                                               50,000             50,043
4.000%, 05/19/2008                                                              200,000            198,512
5.250%, 05/13/2005                                                              150,000            150,584
7.250%, 05/13/2005                                                              100,000            100,592
                                                                                             --------------
                                                                                                   794,832
                                                                                             --------------

FEDERAL HOME LOAN MORTGAGE COMPANY - 1.18%
2.875%, 09/15/2005                                                               50,000             49,930
3.250%, 10/22/2015                                                              100,000             97,266
5.250%, 01/15/2006                                                              150,000            151,927
                                                                                             --------------
                                                                                                   299,123
                                                                                             --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.98%
2.875%, 10/15/2005                                                              150,000            149,593
5.500%, 02/15/2006                                                              200,000            203,160
5.550%, 09/10/2015                                                              150,000            150,017
                                                                                             --------------
                                                                                                   502,770
                                                                                             --------------

U. S. TREASURY OBLIGATIONS - 6.34%
U. S. Treasury Bill, 0.000%, 05/26/2005                                         300,000            298,797
U. S. Treasury Strip Note, 0.000%, 11/15/2005                                   300,000            294,168
U. S. Treasury Inflationary Index Note, 3.375%, 01/15/2007                      180,534            189,582
U. S. Treasury Inflationary Index Note, 3.500%, 01/15/2011                      219,124            244,851
U. S. Treasury Inflationary Index Note, 3.625%, 01/15/2008                      177,048            190,467
U. S. Treasury Inflationary Index Note, 3.875%, 01/15/2009                      174,409            192,394
U. S. Treasury Inflationary Index Note, 4.250%, 01/15/2010                      170,009            193,582
                                                                                             --------------
                                                                                                 1,603,841
                                                                                             --------------

TOTAL U. S. GOVERNMENT AGENCY & TREASURY OBLIGATIONS (COST $3,788,883)                           3,794,700
                                                                                             --------------

TOTAL FIXED INCOME SECURITIES (COST $8,784,839)                                                  8,722,410
                                                                                             --------------

PREFERRED STOCKS - 0.31%                                                       SHARES
                                                                             -----------

BAC Capital Trust, 7.000%                                                       2,000               51,400
Lehman Brothers Holdings, 6.250%                                                1,000               26,625
                                                                                             --------------

TOTAL PREFERRED STOCKS (COST $77,835)                                                               78,025
                                                                                             --------------

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005


EXCHANGE-TRADED MUTUAL FUNDS - 5.16%                                           SHARES            VALUE
                                                                             -----------     --------------

iShares Dow Jones Select Dividend Index Fund                                    3,500        $     209,650
iShares Dow Jones U.S. Real Estate Index Fund                                   1,500              168,375
iShares Russell 2000 Index Fund                                                 1,750              213,325
iShares MSCI EAFE Index Fund                                                    1,000              158,850
iShares MSCI Emerging Markes Index Fund                                           750              152,100
NASDAQ-100 Index Tracking Stock                                                 3,000              109,650
Pharmaceutical Holders Trust                                                    1,500              107,910
Regional Banks Holders Trust                                                    1,400              185,150
                                                                                             --------------

TOTAL EXCHANGE-TRADED MUTUAL FUNDS (COST $1,255,401)                                             1,305,010
                                                                                             --------------

MONEY MARKET SECURITIES - 2.99%

First American Government Obligations Fund - Class A, 1.960%  (b)             756,995              756,995
                                                                                             --------------

TOTAL MONEY MARKET SECURITIES (COST $756,995)                                                      756,995
                                                                                             --------------

TOTAL INVESTMENTS (COST $24,186,176) - 100.65%                                                  25,472,536
                                                                                             --------------

LIABILTIES LESS OTHER ASSETS - (0.65)%                                                            (163,792)
                                                                                             --------------

TOTAL NET ASSETS - 100.00%                                                                   $  25,308,744
                                                                                             ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005



ASSETS
Investments in securities, at value (cost $24,186,176)                                                       $   25,472,536
Interest receivable                                                                                                  95,341
Dividends receivable                                                                                                 18,528
Prepaid expenses                                                                                                      5,420
                                                                                                             ---------------
     TOTAL ASSETS                                                                                                25,591,825
                                                                                                             ---------------

LIABILITIES
Payable for fund shares repurchased                                                                                 238,964
Accrued expenses                                                                                                     30,608
Payable to advisor                                                                                                   13,509
                                                                                                             ---------------
     TOTAL LIABILITIES                                                                                              283,081
                                                                                                             ---------------

NET ASSETS                                                                                                   $   25,308,744
                                                                                                             ===============

NET ASSETS CONSIST OF:
Paid in capital                                                                                              $   24,049,913
Accumulated undistributed net investment income                                                                      54,872
Accumulated net realized (loss) from investment transactions                                                        (82,401)
Net unrealized appreciation on investments                                                                        1,286,360
                                                                                                             ---------------

NET ASSETS                                                                                                   $   25,308,744
                                                                                                             ===============

Shares outstanding (unlimited number of shares authorized)                                                        2,383,422
                                                                                                             ---------------

Net Asset Value,
offering price and redemption price per share                                                                $        10.62
                                                                                                             ===============

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 2004 (COMMENCEMENT OF FUND OPERATIONS)
  THROUGH MARCH 31, 2005


INVESTMENT INCOME
Dividend Income                                                                                                $   252,307
Interest Income                                                                                                    240,733
                                                                                                               ------------
  TOTAL INVESTMENT INCOME                                                                                          493,040
                                                                                                               ------------

EXPENSES
Investment advisor fee                                                                                             245,899
Administration expenses                                                                                             27,500
Fund accounting expenses                                                                                            22,917
Transfer agent expenses                                                                                             22,643
Auditing expenses                                                                                                   16,325
Registration expenses                                                                                               15,461
Insurance expenses                                                                                                  14,140
Legal expenses                                                                                                      13,176
Pricing expenses                                                                                                    11,214
Custodian expenses                                                                                                   9,944
Miscellaneous expenses                                                                                               6,551
Reports to shareholders                                                                                              5,094
                                                                                                               ------------
  TOTAL EXPENSES                                                                                                   410,864
Reimbursed expenses (a)                                                                                            (67,093)
                                                                                                               ------------
Net operating expenses                                                                                             343,771
                                                                                                               ------------
NET INVESTMENT INCOME                                                                                              149,269
                                                                                                               ------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized (loss) on investment securities                                                                       (82,401)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                      1,286,360
                                                                                                               ------------
Net realized and unrealized gain on investment securities                                                        1,203,959
                                                                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $ 1,353,228
                                                                                                               ============

(a) See Note 3 to the financial statements.

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 3, 2004 (COMMENCEMENT OF FUND OPERATIONS)
  THROUGH MARCH 31, 2005


OPERATIONS
  Net investment income                                                                       $                  149,269
  Net realized (loss) on investment securities                                                                   (82,401)
  Change in net unrealized appreciation (depreciation)                                                         1,286,360
                                                                                              ---------------------------
  Net increase in net assets resulting from operations                                                         1,353,228
                                                                                              ---------------------------

DISTRIBUTIONS
  From net investment income                                                                                     (94,397)
                                                                                              ---------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Fund shares sold                                                                              25,541,485
  Reinvestment of distributions                                                                                   94,096
  Amount paid for Fund shares repurchased                                                                     (1,685,668)
                                                                                              ---------------------------
  Net increase in net assets resulting
     from capital share transactions                                                                          23,949,913
                                                                                              ---------------------------

TOTAL INCREASE IN NET ASSETS                                                                                  25,208,744
                                                                                              ---------------------------

NET ASSETS
  Beginning of period                                                                                            100,000
                                                                                              ---------------------------

  End of period                                                                               $               25,308,744
                                                                                              ===========================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                                             $                   54,872
                                                                                              ---------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                                                  2,524,218
  Shares issued in reinvestment of distributions                                                                   8,737
  Shares repurchased                                                                                            (159,533)
                                                                                              ---------------------------

  Net increase from capital share transactions                                                                 2,373,422
                                                                                              ===========================

 See accompanying notes which are an integral part of the financial statements.

WELDON EQUITY & INCOME FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MAY 3, 2004 (COMMENCEMENT OF FUND OPERATIONS)
  THROUGH MARCH 31, 2005
(FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


SELECTED PER SHARE DATA
Net asset value, beginning of period                                $               10.00
                                                                    ----------------------
Income from investment operations:
  Net investment income                                                              0.06
  Net realized and unrealized gain                                                   0.60
                                                                    ----------------------
Total from investment operations                                                     0.66
                                                                    ----------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain                                                            (0.04)
                                                                    ----------------------

Net asset value, end of period                                      $               10.62
                                                                    ======================

TOTAL RETURN                                                                         6.61% (a)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                     $              25,309
Ratio of expenses to average net assets                                              1.75% (b)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                     2.09% (b)
Ratio of net investment income to
   average net assets                                                                0.76% (b)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                  0.42% (b)
Portfolio turnover rate                                                             16.30% (a)


(a) Not annualized.
(b) Annualized.


 See accompanying notes which are an integral part of the financial statements.

                           WELDON EQUITY & INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2005

NOTE 1.  ORGANIZATION

Weldon Capital Funds, Inc. (the "Company") is a corporation organized under the laws of the State of Maryland pursuant to Articles of Incorporation filed on February 5, 2004. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company currently has one series, the Weldon Equity & Income Fund (the "Fund"), which has one class of shares. The Fund was organized as a diversified series of the Company. The Fund's registration statement was declared effective by the Securities and Exchange Commission on April 1, 2004. The Fund commenced operations on May 3, 2004. The Board of Directors of the Company (the "Board") has authority to issue multiple classes of shares and new series of the Company. The investment objective of the Fund is long-term capital growth and income. The Fund's investment advisor is Weldon Capital Management, Ltd. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.


Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.


Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor according to guidelines established by the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.


If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Advisor in accordance with procedures approved by the Board of Directors. Good faith pricing also is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's calculation of its net asset value per share ("NAV") that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there are no assurances that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders or that the Fund will realize fair valuation upon sale of a security.

Federal Income Taxes - The Fund's policy is to continue to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                           WELDON EQUITY & INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                 MARCH 31, 2005

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company retains Weldon Capital Management, Ltd. to manage the Fund's investments. Under the terms of the respective management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the first $100 million in average daily net assets of the Fund and 1.00% on average daily net assets over $100 million. For the period ended March 31, 2005, the Advisor earned fees, before reimbursement, of $245,899.

The Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.75% of the Fund's average daily net assets for the initial fiscal year ended March 31, 2005. For the period ended March 31, 2005, the Advisor waived fees of $67,093.


Effective April 1, 2005, the Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.65% of the Fund's average daily net assets for the fiscal year ending March 31, 2006.


At March 31, 2005, the Advisor was owed $13,509 for its advisory services.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.08% of the Fund's average daily net assets under $50 million, 0.06% of the Fund's average daily net assets from $50 million to $100 million, 0.05% of the Fund's average daily net assets from $100 million to $150 million, and 0.02% of the Fund's average daily net assets over $150 million, (subject to a minimum fee of $2,500 per month). For the period ended March 31, 2005, Unified earned $27,500 for administrative services provided to the Fund.

The Fund also retains Unified to act as the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $18.00

                           WELDON EQUITY & INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                 MARCH 31, 2005

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

per shareholder (subject to a minimum monthly fee of $1,250), plus out-of-pocket expenses, for these transfer agency services. For the period ended March 31, 2005, Unified earned fees of $13,750 for transfer agent services provided to the Fund and $8,893 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.04% of the Fund's assets up to $50 million, 0.03% of the Fund's assets from $50 million to $100 million, 0.02% of the Fund's assets from $100 million to $150 million, and 0.01% of the Fund's net assets over $150 million (subject to a monthly minimum fee of $2,083). For the period ended March 31, 2005, Unified earned $22,917 for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Fund for the period ended March 31, 2005.

NOTE 4.  INVESTMENTS

For the period ended March 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

PURCHASES
     U.S. Government Obligations            $   3,546,267
     Other                                     22,113,941
SALES
     U.S. Government Obligations            $     578,533
     Other                                      2,589,703

As of March 31, 2005, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:


Gross Appreciation                          $    1,656,950
Gross (Depreciation)                              (395,597)

                                            ---------------
Net Appreciation
         on Investments                     $    1,261,353
                                            ===============

At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $24,212,183. The differences between book cost and tax cost represent the deferral of losses on wash sales and post-October losses.

NOTE 5.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                           WELDON EQUITY & INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                 MARCH 31, 2005

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, National Financial Securities LLC ("National Financial") held 55.08% and Charles Schwab & Co., Inc. ("Schwab") held 43.31% of the Fund's shares in omnibus accounts for the benefit of others. As a result, National Financial and Schwab may be deemed to control the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At March 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $82,401 which expires in 2013.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2004, an ordinary income distribution of $0.0420 per share was declared. The dividend was paid on December 28, 2004 to shareholders of record on December 27, 2004.

The tax character of distributions paid during the fiscal year ended March 31, 2005 was as follows:

                                     2004
                                 -------------

Ordinary Income                   $    94,397

                                 -------------
Total distributions paid          $    94,397
                                 =============

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income                               $      54,872
Unrealized appreciation (depreciation)                                1,261,353

                                                                  --------------
                                                                  $   1,316,225
                                                                  ==============


The differences between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Trustees and Shareholders
Weldon Equity & Income Fund:


We have audited the accompanying statement of assets and liabilities of Weldon Equity & Income Fund (the "Fund"), including the schedule of investments as of March 31, 2005, and the related statements of operations and changes in net assets, and financial highlights for the period from May 3, 2004 (the Commencement Date of Fund Operations) through March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weldon Equity & Income Fund, as of March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period from May 3, 2004 through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.


                                                        /s/ Grant Thornton LLP


Chicago, Illinois
April 22, 2005

DIRECTORS AND OFFICERS (UNAUDITED)
----------------------------------

INDEPENDENT DIRECTORS*

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS**, (DATE OF BIRTH), POSITION(S) HELD    PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
WITH COMPANY, LENGTH OF TIME SERVED                   DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Alan M. Farris (1954)                                 President-Kansas  City,  Citizens  Bank,  N.A.,  2003- Present;
                                                      Community Bank President, UMB Bank, N.A., 1981-2003.
Director, since inception
                                                      Director and Treasurer,  Swope Community Foundation,  Director,
                                                      Blue Hills Community Services.
----------------------------------------------------- ----------------------------------------------------------------
David M. Brown (1968)                                 Senior Vice President,  Lockton Companies (commercial insurance brokerage company), 1994 - Present.
Director, since inception
----------------------------------------------------- ----------------------------------------------------------------
Anthony L. Tocco, Ph.D (1944)                         Professor of Accounting,  Rockhurst University, 1971 - Present;
                                                      President and Chairman of the Board,  IRA Financial  Consulting
Director, since inception                             Company,  1991 - Present;  and Treasurer  and  Director,  Duffy
                                                      Construction Co., Inc., 1988 - Present.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED DIRECTORS AND PRINCIPAL OFFICERS*

---------------------------------------------------- -----------------------------------------------------------------
NAME, ADDRESS**, (DATE OF BIRTH), POSITION(S) HELD   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
WITH COMPANY, LENGTH OF TIME SERVED                  DIRECTORSHIPS
---------------------------------------------------- -----------------------------------------------------------------
Scott A. Sadaro (1969)***                            Executive Vice President,  Secretary,  Treasurer and CFO, Weldon
                                                     Capital  Management,  Ltd.,  2004  -  Present;  Chief  Operating
Director, Secretary, Treasurer and Chief Financial   Officer,  Financial  Advisory  Service,  Inc.,  2000 -  Present;
Officer, since inception                             Division  Controller,   Mid-Continent  Office  Distributors,  US
                                                     Office Products, 1999-2000.
---------------------------------------------------- -----------------------------------------------------------------
Douglas G. Ciocca (1971)***                          President  and Portfolio  Manager,  Weldon  Capital  Management,
                                                     Ltd.,  2004 - Present;  Portfolio  Manager and Director of Asset
Chairman, President and Chief Executive Officer,     Allocation,  Financial  Advisory Service,  Inc., 1999 - Present;
since inception                                      Analyst (1994-1997) and Portfolio Manager  (1997-1999),  Private
                                                     Client Services, Morgan Stanley Dean Witter.
---------------------------------------------------- -----------------------------------------------------------------
Carol D. Sloan (1948)***                             Chief Compliance Officer, Weldon Capital Management,  Ltd., 2004
                                                     - Present;  Chief  Compliance  Officer (2004 - Present),  Office
Chief Compliance Officer, since October 2004         Administrator  and Accounts Manager (1988 - Present),  Financial
                                                     Advisory Service, Inc.
---------------------------------------------------- -----------------------------------------------------------------

* These directors and officers did not receive any compensation from the Fund during the fiscal year ended March 31, 2005.

** The address for each of the directors and officers is 4747 W. 135th Street, Suite 100 Leawood, KS 66224.

*** These directors and officers are "interested persons" of the Fund (as defined in the 1940 Act) because they are employees and shareholders of the Advisor and/or its parent company, Financial Advisory Service, Inc.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Directors and is available, without charge, upon request. You may call toll-free (800) 506-9245 to request a copy of the SAI or to make shareholder inquiries.

OTHER INFORMATION
-----------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Fund at (800) 506-9245; and (2) on the Commission's website at www.sec.gov.
                                                 ------------

                          APPROVAL OF ADVISORY CONTRACT


At an in-person meeting held on February 14, 2005, the Board of Directors, including the Independent Directors, approved the continuance of the Management Agreement between Weldon Capital Funds, Inc. and Weldon Capital Management, Ltd., on behalf of Weldon Equity & Income Fund. The Directors reviewed the Advisor's financial statements and Form ADV, which included a description of the nature and extent of the Advisor's services, costs of services provided to the Fund and other clients of the Advisor, personnel information, information about its policies and practices regarding trade allocation, soft dollars, and insider trading and Code of Ethics. The Directors also reviewed expense and performance reports prepared by the Administrator that compared the Fund's performance record, investment advisory fee and total fund expenses to those of other investment companies with similar investment objectives, management styles and assets under management. The Directors noted that the Advisor contractually agreed to waive its advisory fees and reimburse expenses, to the extent necessary, so that the total operating expenses except brokerage commission, taxes, interest and extraordinary expenses, do not exceed 1.65% of the Fund's average daily net assets for its second fiscal year ended March 31, 2006. The Directors noted that the new expense cap is 10 basis points lower than the existing cap and would be in-line with the average for its peer group. The Advisor noted that the reduction in the Fund's expenses would help increase the Fund's performance and profitability. The Directors noted that the Fund's performance for the past one and three months were in-line with the average performance of its peer group and substantially exceed the minimum performance of its peer group. The Directors also noted that the Advisor did not engage in soft dollar arrangements whereby Fund commissions are directed to brokers who provide research and brokerage services to the Advisor. In approving the Agreement, the Directors primarily considered that: (1) the Advisor contractually agreed to waive its advisory fees and/or reimburse expenses an additional 10 basis points for the second fiscal year; (2) there were no proposed changes to the Management Agreement; (3) the Fund's performance for the past one and three months were in-line with the average performance of its peer group and exceeded the minimum performance of its peer group; (4) the Advisor did not engage in soft dollar arrangements; and (5) that economies of scale will be realized as the Fund grows because the Advisor's fee is reduced once the Fund's assets reach $100 million.

[LOGO OMITTED] WELDON FUNDS

DIRECTORS
Douglas G. Ciocca
Scott A. Sadaro
Alan M. Farris
David M. Brown
Anthony L. Tocco

OFFICERS
Douglas G. Ciocca, President and Chief Executive Officer
Scott A. Sadaro, Secretary, Treasurer and Chief Financial Officer
Carol D. Sloan, Chief Compliance Officer

INVESTMENT ADVISOR
Weldon Capital Management, Ltd.
4747 West 135th Street, Suite 100
Leawood, Kansas  66224

DISTRIBUTOR
Unified Financial Securities, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Grant Thornton LLP
175 West Jackson
Chicago, Illinois  60604

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, Missouri 63101

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204






















This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

          (3)  Compliance  with  applicable   governmental   laws,   rules,  and
               regulations;

          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

          (5)  Accountability for adherence to the code.

(c)  Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)      Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Directors has determined that Anthony L. Tocco and Alan M. Farris each qualify as Audit Committee Financial Experts. Each acquired his attributes through experience and is considered to be independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         ----------
         FY 2005           $12,000
         FY 2004           N/A

(b)      AUDIT-RELATED FEES
         ------------------
                               Registrant
                               ----------
         FY 2005                 N/A
         FY 2004                 N/A
         Nature of the fees:




(c)      TAX FEES
         --------
                                Registrant
                                ----------
         FY 2005                $ 3,025
         FY 2004                N/A
         Nature of the fees:    preparation of 1120-RIC

 (d)     ALL OTHER FEES
         --------------
                                    Registrant       Advisor
                                    ----------       -------
         FY 2005                    $ 0              $ 1,500
         FY 2004                    N/A
         Nature of the fees:        seed audit

(e)      (1)      AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                  ---------------------------------------

               The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of an independent public accounting firm and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

         (2)      PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
                  -------------------------------------------------------

                                                     Registrant
                                                     ----------
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   N/A

               None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                           Registrant       Advisor
                           ----------       -------
         FY 2005           $ 0              $ 1,500
         FY 2004           N/A

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.   Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
                                                                 Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 23, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Weldon Capital Funds, Inc.
            -------------------------------------------------------------

By      /s/ Douglas G. Ciocca
    ---------------------------------------------------------------------
         Douglas G. Ciocca, President

Date   5/25/05
     --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Douglas G. Ciocca
   ---------------------------------------------------------------------
        Douglas G. Ciocca, President

Date    5/25/05
     ------------------------------------------------------------------


By    /s/  Scott A. Sadaro
   --------------------------------------------------------------------
         Scott A. Sadaro, Chief Financial Officer and Treasurer

Date   5/25/05
     ------------------------------------------------------------------